Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Significant Deferred Income Tax Assets and Liabilities

	March 31, 2021	March 31, 2020

Deferred income tax assets:
Net operating loss carryforwards	-	475,902
Other	-	(5,359)
Total deferred income tax assets	-	470,543
Valuation allowance for deferred income tax assets	-	(470,543)
Net deferred income tax assets	-	-